Earnings per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings per Share
Earnings per Share

Note 12. Earnings per Share

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period. For all periods presented, potentially dilutive outstanding shares consisted solely of our common stock options. Our potential common shares consist of the incremental common shares issuable upon the exercise of the options. The dilutive effect of outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method. For all periods presented, all outstanding common stock consisted of a single‑class.

Basic and diluted earnings per share are computed as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Net income available to common stockholders	$4,583	$(7,294)	$23,560	$4,680

Weighted average outstanding shares of common stock	90,170,462	77,224,463	83,275,206	77,211,354
Dilutive effect of stock-based awards	3,783,441	—	3,582,720	503,591
Adjusted weighted average outstanding and assumed conversions for diluted EPS	93,953,903	77,224,463	86,857,926	77,714,945

Earnings (loss) per share from continuing operations:
Basic	$0.05	$(0.09)	$0.28	$0.05
Diluted	0.05	(0.09)	0.27	0.05

Earnings per share from discontinued operations:
Basic	$—	$—	$—	$0.01
Diluted	—	—	—	0.01

Total earnings (loss) per share:
Basic	$0.05	$(0.09)	$0.28	$0.06
Diluted	0.05	(0.09)	0.27	0.06

Employee stock options and restricted stock units (“RSUs”) that were excluded from the calculation of diluted earnings per share because their effect is anti‑dilutive for the periods presented were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015

Employee stock-based awards	35,737	12,292	327,880	672,617

The criteria associated with all of our outstanding performance-based stock options as defined in the terms of the applicable award agreements, were satisfied as of September 30, 2016 and, as a result, 2,746,592 performance-based stock options were included in the calculation of diluted earnings per share for the three and nine months ended September 30, 2016. Performance-based stock options of 2,234,217 were not included in the calculation of diluted earnings per share for the three and nine months ended September 30, 2015 as the vesting conditions had not yet been satisfied.

Note 14. Earnings per Share

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period. For all periods presented, potentially dilutive outstanding shares consisted solely of our common stock options. Our potential common shares consist of the incremental common shares issuable upon the exercise of the options. The dilutive effect of outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method. For all periods presented, all outstanding common stock consisted of a single‑class.

Basic and diluted earnings (loss) per share and adjusted earnings per share are computed as follows:

	Year ended December 31,
	2015	2014
Net income (loss) available to common stockholders	$13,863	$(25,825)
Weighted average outstanding shares of common stock	77,216,133	65,253,954
Dilutive effect of stock‑based awards	425,255	—
Adjusted weighted average outstanding and assumed conversions for diluted EPS	77,641,388	65,253,954
Earnings (loss) per share from continuing operations:
Basic	$0.17	$(0.40)
Diluted	0.17	(0.40)
Earnings per share from discontinued operations:
Basic	$0.01	$—
Diluted	0.01	—
Total earnings (loss) per share:
Basic	$0.18	$(0.40)
Diluted	0.18	(0.40)

Employee stock options that were excluded from the calculation of diluted earnings (loss) per share because their effect is anti‑dilutive for the periods presented were as follows:

	Year ended December 31,
	2015	2014
Employee stock options	2,035,332	2,536,960

Performance‑based stock options of 2,794,910 and 2,487,275 as of December 31, 2015 and 2014, respectively, have not been included as the vesting conditions as described in Note 15 have not been satisfied as of the respective period end.

Unaudited Pro Forma Earnings Per Share

We have declared, and, prior to the consummation of our initial public offering, we intend to pay the Special Cash Dividend of $150.0 million in the aggregate, or $1.94 per share of common stock outstanding prior to the offering, to holders of record of our common stock on the dividend record date.

Staff Accounting Bulletin Topic 1.B.3 requires that pro forma basic and diluted earnings per share be presented giving effect to the number of shares whose proceeds would be used to replace capital when dividends exceed current year earnings. The pro forma as adjusted earnings per share and pro forma as adjusted equivalent shares which give effect to the deemed issuance of the number of shares that would be required to generate net proceeds sufficient to make the Special Cash Dividend payment of $150.0 million in the aggregate to our pre‑IPO stockholders. The number of incremental shares that would be required to be issued to pay the dividend is based on the initial public offering price of $19.00 per share, after deducting the estimated underwriting discounts and estimated offering expenses payable by us, resulting in net proceeds of $17.45 per share.

The following is a computation of pro forma basic and diluted earnings per share for the year ended December 31, 2015:

Weighted average outstanding shares of common stock	77,216,133
Additional pro forma shares required to be issued in offering necessary to pay dividend	7,835,775
Pro forma weighted average shares of common stock — basic	85,051,908
Adjusted weighted average outstanding and assumed conversions for diluted EPS	77,641,388
Additional pro forma shares required to be issued in offering necessary to pay dividend	7,835,775
Pro forma weighted average shares of common stock — diluted	85,477,163
Pro forma earnings per share from continuing operations:
Basic	$0.15
Diluted	0.15
Pro forma earnings per share from discontinued operations:
Basic	$0.01
Diluted	0.01
Pro forma earnings per share:
Basic	$0.16
Diluted	0.16